Common shares, preferred shares and other equity instruments - Schedule of Preferred Shares (Detail) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Nov. 27, 2023	Oct. 31, 2023	Oct. 31, 2022
Disclosure of classes of share capital [line items]
Initial dividend payment date	Jan. 29, 2024
Series 38 preferred shares [member]
Disclosure of classes of share capital [line items]
Dividends declared per share			$ 0.303125
Conversion feature			Series 39
Series 40 preferred stock [member]
Disclosure of classes of share capital [line items]
Number of shares		12,000,000	12,000,000
Amount		$ 300	$ 300
Dividends declared per share		$ 1.2125	$ 1.2125
Conversion feature		Series 41	Series 41
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares		12,000,000	12,000,000
Amount		$ 300	$ 300
Series 40 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date		Oct. 12, 2018
Issue price		$ 25
Initial dividend		$ 0.3621
Initial dividend payment date		Jan. 29, 2019
Rate reset spread		2.43%
Redemption date		January 27, 2024
Redemption price		$ 25